Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2023 USD ($)
Share-based compensation
Share-based compensation expense	¥ 4,935,782	$ 695,190	¥ 24,053,760	¥ 35,344,620
Total intrinsic value of options exercised	3,056,001	430,429	2,023,265	13,862,597
Total fair value of shares vested	29,797,645	$ 4,196,911	50,943,916	¥ 55,458,785
Unrecognized compensation expense	¥ 107,762						$ 15,178
Weighted-average period is expected to be recognized	2 months 26 days	2 months 26 days
2016 Plan
Share-based compensation
Options expiration period					10 years	10 years
Total intrinsic value of options exercised | ¥	¥ 3,601,562		¥ 2,037,155
Shares reserved for issuance | shares					1,000,000	1,000,000
Exercise price, options per share. | (per share)					¥ 0.0006	$ 0.0001
2016 Plan | Minimum
Share-based compensation
Options vesting period					3 years	3 years
2016 Plan | Maximum
Share-based compensation
Options vesting period					5 years	5 years